INTEREST AND FINANCE COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST AND FINANCE COSTS, NET [Abstract]
Schedule of interest and finance (costs) income, net

	Years ended December 31,
	2022	2021
Interest income	$1,851	$1,846
Interest expense	(8,885)	(10,246)
Bank stand-by and commitment fees	(193)	(69)
Accretion expense	(2,364)	(1,451)
Lease Liabilities	(2,466)	(2,348)
Loss on extinguishment of credit facility	-	(595)
	$(12,057)	$(12,863)